Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance	$ 30,802	$ 4,952
Stock options exercised	46	185
Warrants exercised		1,721
Balance	21,542	30,802
Share Capital [Member]
Disclosure of classes of share capital [line items]
Balance	$ 136,705	$ 90,294
Issued and outstanding Begning Balance, shares	67,093,547	50,630,875
Issued for cash, net of issuance costs	$ 18,983	$ 43,515
Issued for cash, net of issuance costs, shares	14,842,408	15,611,778
Stock options exercised		$ 482
Stock options exercised, shares		162,086
DSUs redeemed	$ 331	$ 128
DSUs redeemed, shares	145,870	76,920
Warrants exercised	$ 217	$ 2,286
Warrants exercised, shares	83,504	611,888
Balance	$ 156,236	$ 136,705
Issued and outstanding Ending Balance, shares	82,165,329	67,093,547